Consolidated Statements of Changes in Stockholders’ Equity - MXN ($) $ in Thousands	Common stock	Share premium account	Retained earnings (deficit)	Other comprehensive income	Non- controlling interest	Total
Balance at Dec. 31, 2019	$ 55,985		$ 218,376	$ 121		$ 274,482
Capital increase	225,737	909,428				1,135,165
Other capital movements	26,313		(26,313)
Effects of merger with related party			4,724			4,724
Dividends paid			(830,000)			(830,000)
Total comprehensive income for the year			298,444	(839)		297,605
Balance at Jan. 03, 2020	308,035	909,428	(334,769)	(718)		881,976
Balance at Dec. 31, 2019	55,985		218,376	121		274,482
Total comprehensive income for the year						297,605
Balance at Dec. 31, 2020	308,035	909,428	(371,169)	(718)		845,576
Balance at Jan. 03, 2020	308,035	909,428	(334,769)	(718)		881,976
Balance at Dec. 31, 2020	308,035	909,428	(371,169)	(718)		845,576
Accounting effects from changing reporting period			(36,400)			(36,400)
Other capital movements	13,277	(26,251)		1,218		(11,756)
Dividends paid			(1,400,000)			(1,400,000)
Effect of acquisition of subsidiaries					18,361	18,361
Total comprehensive income for the year			1,751,645	83	(3,706)	1,748,022
Balance at Dec. 31, 2021	321,312	6,659	856,994	583	14,655	1,200,203
Reclassification of share premium to retained earnings		(876,518)	876,518
Other capital movements		(19,330)				(19,330)
Movements in non-controlling interest					(10,879)	(10,879)
Dividends paid			(949,610)			(949,610)
Total comprehensive income for the year			872,557	6,932	(2,593)	876,896
Balance at Dec. 31, 2022	$ 321,312	$ (12,671)	$ 779,941	$ 7,515	$ 1,183	$ 1,097,280